Note 11 - Taxation	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of income tax [text block]
11.	Taxation

(a)	Tax (charge)/credit

	Year Ended June 30		Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Current tax
U.K. corporation tax	-	-	-	29
Foreign tax	(848)	53	(162)	(217)
Total current tax	(848)	53	(162)	(188)

Deferred tax
Current year
U.K. tax	(51)	(202)	-	267
Foreign tax	1,014	(564)	70	(636)
Total deferred tax	963	(766)	70	(369)

Total income tax	115	(713)	(92)	(557)

The difference between the total tax charge and the amount calculated by applying the weighted average corporation tax rates applicable to each of the tax jurisdictions in which the Group operates to the profit before tax is shown below.

	Year Ended June 30		Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Loss before income tax	(8,073)	(4,390)	(1,354)	(10,666)
Group weighted average corporation tax rate	22.2%	24.6%	22.0%	21.8%
Tax at standard rate	1,789	1,080	297	2,325
Effects of:
Expenses that are not deductible for tax purposes	(833)	(106)	(49)	41
Adjustment to prior year tax provisions. assets	137	-	-	(64)
Deferred tax assets not recognized on tax losses	(978)	(1,687)	(340)	(2,859)
Total income tax for the period
Recognized in the Consolidated Statement of Comprehensive Income	115	(713)	(92)	(557)

(b)	Deferred tax

	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Deferred tax assets	2,495	1,347	2,113	2,054
Deferred tax liabilities	(411)	-	(1)	(1)
Net deferred tax asset	2,084	1,347	2,112	2,053

The deferred tax assets are analyzed as follows:

Deferred tax assets	Tax losses	Other timing differences	Total
March 31, 2019	1,005	1,049	2,054
Credit to comprehensive income	-	59	59
June 30, 2019	1,005	1,108	2,113
Charged to comprehensive income	(191)	(575)	(766)
June 30, 2020	814	533	1,347
Credit to comprehensive income	776	109	885
Acquisitions	263	-	263
June 30, 2021	1,853	642	2,495

The deferred tax assets are analyzed as follows:

Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
June 30, 2019	(1)	-	(1)
Credit to comprehensive income	1	-	1
June 30, 2020	-	-	-
Credit to comprehensive income	-	78	78
Acquisitions of subsidiary (Note 12)	-	(489)	(489)
June 30, 2021	-	(411)	(411)

Deferred tax has been recognized in the current period using the tax rates applicable to each of the tax jurisdictions in which the Group operates. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities.